Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2022
Asset retirement obligation
Asset Retirement Obligation
	2022	2021	2020
ARO balance, beginning of the year	$22,337	$22,741	$21,481
Accretion expense	2,069	2,069	2,069
Change in ARO estimates	168	(2,473)	-
Costs incurred	-	-	(809)
ARO balance, end of the year	24,574	22,337	22,741